GOODWILL (Details 1) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill		$ 46,753	$ 48,941	$ 55,127
Pointer Brazil [Member]
Goodwill [Line Items]
Goodwill		1,981	4,027
CAR 2 GO [Member]
Goodwill [Line Items]
Goodwill			0
Cellocator [Member]
Goodwill [Line Items]
Goodwill		2,534	2,534
RSA [Member]
Goodwill [Line Items]
Goodwill		15,365	15,418
SVR [Member]
Goodwill [Line Items]
Goodwill	[1]	$ 26,873	$ 26,962

[1]	SVR in Israel